Oct. 30, 2015
Calvert Green Bond Fund
CALVERT HIGH YIELD BOND FUND
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Income Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: October 30, 2015
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Effective immediately, Calvert High Yield Bond Fund and Calvert Green Bond Fund (each a “Fund”) have adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 30, 2015, each Fund has approved the addition of certain portfolio managers to the Funds to better reflect a team approach to portfolio management.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:

The last paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for each Fund, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.